Net cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

(CHF in thousands)	12/31/2021	12/31/2020

Cash on hand	3	5
Current bank accounts	419,546	88,567
Digital wallets	5,761	2,070
Fixed deposit	227,771	—
Cash and cash equivalents	653,081	90,642
Current bank overdrafts	—	(46)
Net cash and cash equivalents	653,081	90,595